Geographic Revenue Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue, Net, Total	¥ 9,965,786	$ 1,538,453	¥ 12,927,377	¥ 13,418,093
Germany [Member]
Revenue, Net, Total	170,518	26,323	671,534	2,439,058
Spain [Member]
Revenue, Net, Total	136,964	21,144	186,341	131,414
France [Member]
Revenue, Net, Total	363,635	56,136	191,071	156,557
Italy [Member]
Revenue, Net, Total	21,680	3,347	32,607	95,013
Belgium [Member]
Revenue, Net, Total	11	2	5,247	93,149
Holland [Member]
Revenue, Net, Total	39,715	6,131	116,725	227,163
Czech [Member]
Revenue, Net, Total	126	19	0	1,134
Greece [Member]
Revenue, Net, Total	239	37	2,225	325,619
England [Member]
Revenue, Net, Total	80,255	12,389	998,203	403,014
Others [Member]
Revenue, Net, Total	74,004	11,424	133,698	142,855
Europe [Member]
Revenue, Net, Total	1,437,946	221,981	2,455,956	4,037,094
PRC excluding HK SAR, Macau and Taiwan [Member]
Revenue, Net, Total	4,078,476	629,608	4,550,915	4,546,482
Hong Kong Special Administrative Region the HK SAR [Member]
Revenue, Net, Total	4,125	637	39,582	756
USA [Member]
Revenue, Net, Total	1,248,536	192,741	2,301,496	2,906,262
Japan [Member]
Revenue, Net, Total	2,723,800	420,482	2,487,949	972,604
South Korea [Member]
Revenue, Net, Total	2,440	377	2,201	0
Other Countries [Member]
Revenue, Net, Total	470,463	72,627	1,089,278	954,895
Turkey [Member]
Revenue, Net, Total	¥ 550,799	$ 85,029	¥ 118,305	¥ 22,118